Basis of preparation and statement of compliance - Significant Investments In Subsidiaries (Details) € in Millions				3 Months Ended	12 Months Ended
	Jan. 15, 2024	Oct. 11, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2024 EUR (€) entity	Dec. 31, 2023
General principles and statement of compliance
Number of entities being consolidated | entity					2
Hepalys Pharma, Inc
General principles and statement of compliance
Proportion of ownership interest	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Inventiva Inc.
General principles and statement of compliance
Percent of ownership interest					100.00%
Non-controlling interest | €					€ 0.0